Debt and Equity Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost And Fair Value Debt Securities [Abstract]
Collateralized mortgage obligations	$ 5,617,000	$ 9,262,000
Collateralized mortgage obligations, fair value	5,674,000	9,357,000
Securities pledged to secure public deposits	156,443,000	125,593,000
Market value of securities pledged to secure public deposits	151,345,000	126,758,000
Securities in obligations of political subdivisions	18,391,000	12,807,000
Market value of securities in obligations of political subdivisions	18,545,000	13,475,000
Securities adjust prior to maturity	12,000	16,000
Market value of securities that have rates that adjust prior to maturity	$ 12,000	$ 16,000